Derivative Liability	12 Months Ended
Jul. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Liability

6. Derivative Liability

During October and November of 2015 we closed two private placement financings (the “2015 Private Placement Financing”) and issued 20,376,219 warrants. We accounted for warrants issued in connection with the 2015 Private Placement Financing in accordance with the accounting guidance for derivatives. The applicable accounting guidance sets forth a two-step model to be applied in determining whether a financial instrument is indexed to an entity’s own stock, which would qualify such financial instruments for a scope exception. This scope exception specifies that a contract that would otherwise meet the definition of a derivative financial instrument would not be considered as such if the contract is both (i) indexed to the entity’s own stock and (ii) classified in the stockholders’ equity section of the entity’s balance sheet. We determined the warrants were ineligible for equity classification due to anti-dilution provisions set forth therein.

On September 25, 2017, we completed the first closing of a tender offer to amend and exercise outstanding warrants to purchase shares of our common stock. As a result, 1,599,135 warrants issued in connection with the 2015 Private Placement Financing were exercised. In addition, there was a net exercise on 118,057 warrants which resulted in the issuance of 63,811 shares of our common stock. The change in fair value of the warrant liabilities on September 25, 2017 was recorded as a change in derivative liabilities in the consolidated statements of operations during the fiscal year ended July 31, 2018. In addition, the fair value on the exercise date was returned to additional paid in capital.

On October 10, 2017, we completed a second and final closing of a tender offer to amend and exercise outstanding warrants to purchase shares of our common stock. As a result, 268,909 warrants issued in connection with the 2015 Private Placement Financing were exercised. The change in fair value of the warrant liabilities on October 10, 2017 was recorded as a change in derivative liabilities in the consolidated statements of operations during the fiscal year ended July 31, 2018. In addition, the fair value on the exercise date was returned to additional paid in capital.

During the fiscal year ended July 31, 2018, all outstanding warrants containing derivative features issued in connection with the 2015 Private Placement Financing were exercised.

The change in fair value of the warrant liabilities for the fiscal year ended July 31, 2018, was a decrease of $459,000, which was recorded as a change in derivative liabilities in the consolidated statements of operations. As of July 31, 2019, there were no warrants classified as derivatives outstanding.